Mar. 01, 2015

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED FEBRUARY 12, 2016

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF

PERMAL ALTERNATIVE SELECT FUND,

DATED MARCH 1, 2015

The following information supplements the fund’s Prospectus and Statement of Additional Information (“SAI”):

Apex Capital, LLC (“Apex”) will no longer serve as a subadviser to the fund effective on or about February 29, 2016. All references to Apex are removed from the fund’s Prospectus and Statement of Additional Information as of that date.

First Quadrant, L.P. will become a subadviser to the fund effective by May 2, 2016 and will manage the portion of the fund allocated to it using a global macro (systematic) investment strategy.

The section of the Prospectus titled “Principal investment strategies” and the section of the SAI titled “Investment Objective and Management Policies – Investment Objective and Principal Investment Strategies” are supplemented with the following text:

Investment strategy	Subadviser
Global Macro (Systematic)	First Quadrant, L.P.

The sections of the Prospectus titled “Principal risks – Model risk” and “More on the fund’s investment strategies, investments and risks – More on risks of investing in the fund – Model risk” are replaced with the following text:

Model risk. The subadvisers’ investment models may not adequately take into account certain factors and may result in the fund having a lower return than if the fund were managed using another model or investment strategy. A subadviser’s investment models may not be able to protect against or capture certain extraordinary sudden market events such as U.S. or foreign governments’ actions or interventions, and as a result may not be as effective during these periods.